INVESTMENTS IN EQUITY ACCOUNTED INVESTEES	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
INVESTMENTS IN EQUITY ACCOUNTED INVESTEES	INVESTMENTS IN EQUITY ACCOUNTED INVESTEES

	Ownership Interest at December 31 (percent)		Share of Profit from Equity Investments		Investment in Equity Accounted Investees at December 31
			For the years ended December 31
($ millions)	2022	2021	2022	2021	2022	2021
PGI(1)	60	—	49	—	4,158	—
Alliance	50	50	167	111	2,609	2,686
Aux Sable	42.7 - 50	42.7 - 50	91	77	360	377
Veresen Midstream(2)	—	45	51	77	—	1,349
Cedar LNG	49.9	49.9	—	—	155	130
Other(3)	50 - 75	50 - 75	3	16	88	80
Total			361	281	7,370	4,622
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Pembina owned a 45 percent interest in Veresen Midstream up to the closing of the PGI Transaction on August 15, 2022. As part of the transaction, Pembina contributed its 45 percent interest in Veresen Midstream to PGI.
(3)    Other includes Pembina's interest in Ruby, CKPC, Grand Valley, and Fort Corp. Pembina owns a 50 percent convertible, cumulative preferred interest in Ruby. Refer to "Financing Activities for Equity Accounted Investees" section below for further details on Ruby.
PGI is a premier gas processing entity in Western Canada positioned to serve customers throughout the Montney and Duvernay trends from central Alberta to northeast British Columbia. Alliance owns and operates a high-pressure natural gas pipeline connecting areas primarily in northern Alberta and northeast British Columbia to delivery points near Chicago, Illinois, which connects to the Aux Sable natural gas liquids extraction facility in Channahon, Illinois. Cedar LNG was formed to construct a floating liquid natural gas processing and export facility in Kitimat, British Columbia.
Investments in equity accounted investees include the unamortized excess of the purchase price over the underlying preliminary net book value of the investee's assets and liabilities at the purchase date, which is comprised of $1.1 billion (2021: $223 million) Goodwill and $1.7 billion (2021: $2.7 billion) in property, plant and equipment and intangible assets.
Pembina has U.S. $1.3 billion in Investments in Equity Accounted Investees that is held by entities whose functional currency is the U.S. dollar. The resulting foreign exchange gain for the year ended December 31, 2022 of $118 million (2021: $11 million loss) has been included in Other Comprehensive Income.
PGI Acquisition
On August 15, 2022, Pembina acquired a 60 percent equity interest in PGI, a newly formed joint venture that is jointly controlled by Pembina and KKR. Pembina serves as PGI's operator and manager.
Pembina's investment in PGI of $4.2 billion at August 15, 2022, includes $2.8 billion for the value of PGI shares received as consideration for its contribution of the Gas Processing Business (refer to Note 9) and $1.3 billion for the value of PGI shares received for the contribution of Pembina's 45 percent equity interest in Veresen Midstream, which was recorded at its carrying value at the acquisition date. At August 15, 2022, the fair value of Pembina's 45 percent equity interest in Veresen Midstream exceeded its carrying cost by $431 million. Pembina's recognized cost of its PGI investment also includes $10 million in costs directly attributable to the acquisition of the investment.
Pembina engaged an independent valuator to assist with determining the preliminary fair value of certain tangible and intangible assets of PGI. The fair value of PGI tangible assets was determined using the cost approach, while the fair value of the intangible assets was determined using a discounted cash flow model based on significant assumptions including forecasted contract renewal rates and the discount rate. The preliminary fair value of deferred tax liabilities was measured in accordance with PGI's accounting policies.

As at August 15, 2022	Previously reported	Adjustments	Updated
($ millions)	in Q3 2022
Current assets	853	(212)	641
Non-current assets	6,648	(7)	6,641
Current liabilities	1,163	1	1,164
Non-current liabilities	2,483	351	2,834
Allocated to PGI assets and liabilities	3,855	(571)	3,284
Goodwill	328	571	899
Pembina's cost of investment in PGI	4,183	—	4,183
Pursuant to an agreement with the Competition Bureau, and consistent with Pembina's and KKR's intention to divest upon announcing their joint venture, on December 11, 2022 a subsidiary of PGI has entered into an agreement to sell its 50 percent non-operated interest in the Key Access Pipeline System ("KAPS") which was contributed to PGI as part of the transaction. Closing is now expected to occur in the second quarter of 2023.
During the fourth quarter of 2022, PGI continued to obtain and verify information required to determine the fair value of certain assets and liabilities. Pembina adjusted the preliminary fair value of PGI's identifiable net assets to reflect updated information, primarily including a reduction in the value of assets held for sale as well as an increase in the recognized amount of deferred tax liabilities, with a corresponding increase in goodwill.
The primary drivers that generated goodwill were synergies and business opportunities from the integration of the three separate gas services businesses into PGI, the difference between the fair value and carrying value of the 45 percent equity interest in Veresen Midstream, and the deferred tax liabilities recognized in PGI, which were not previously recognized by Pembina as part of its investment in Veresen Midstream. Pembina recognized a deferred tax recovery of $195 million during 2022 as a result of its contribution of its partnership interest in Veresen Midstream for shares of PGI.
Distributions and Contributions
The following table summarizes distributions from and contributions to Pembina's investments in equity accounted investees:

For the years ended December 31	Distributions		Contributions
($ millions)	2022	2021	2022	2021
PGI(1)	125	—	49	—
Alliance	342	212	4	299
Aux Sable	134	100	3	2
Veresen Midstream(2)	66	131	13	29
Cedar LNG	—	—	26	5
Other(3)	6	18	—	—
Total	673	461	95	335
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Pembina owned a 45 percent interest in Veresen Midstream up to the closing of the PGI Transaction on August 15, 2022. As part of the transaction, Pembina contributed its 45 percent interest in Veresen Midstream to PGI.
(3)    Other includes Pembina's interest in Ruby, CKPC, Grand Valley, and Fort Corp. Pembina owns a 50 percent convertible, cumulative preferred interest in Ruby. Refer to     "Financing Activities for Equity Accounted Investees" section below for further details on Ruby.
Distributions received from equity accounted investees are included in operating activities in the Consolidated Statement of Cash Flows. Distributions from Alliance and Veresen Midstream are subject to satisfying certain financing conditions including complying with financial covenants.
Contributions made to investments in equity accounted investees are included in investing activities in the Consolidated Statement of Cash Flows.
Financing Activities for Equity Accounted Investees
Ruby
Ruby Pipeline, L.L.C. ("the Ruby Subsidiary") had U.S. $475 million principal amount (100 percent gross) of unsecured notes that matured on April 1, 2022 (the "2022 Notes"). On March 31, 2022, the Ruby Subsidiary filed a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware (the "Ruby Subsidiary Bankruptcy") as it lacked sufficient liquidity to satisfy its obligations under the 2022 Notes on the maturity date. On November 18, 2022, Pembina and certain of its subsidiaries entered into the Ruby Settlement Agreement with the Ruby Subsidiary which provides for the release of Pembina from any causes of action arising in connection with, among other things, the prepetition distributions and the Ruby Subsidiary Bankruptcy in exchange for a U.S. $102 million payment by Pembina to the Ruby Subsidiary. In January 2023, the United States Bankruptcy Court for the District of Delaware approved the Ruby Subsidiary's Chapter 11 plan of reorganization (the "Ruby Subsidiary Plan") and the Ruby Settlement Agreement. The Ruby Subsidiary Plan provides for the sale of the Ruby Subsidiary's reorganized equity to a third-party, which sale was completed on January 13, 2023, and the distribution of the sales proceeds and cash on hand of the Ruby Subsidiary to the creditors of the Ruby Subsidiary, including approximately U.S. $14 million to an affiliate of Pembina in respect of the subordinated notes issued by the Ruby Subsidiary to that Pembina affiliate. Following the completion of the sale of the Ruby Subsidiary's reorganized equity, Pembina ceased to have any ownership interest in the Ruby Pipeline.
PGI
On August 15, 2022, PGI closed $4.75 billion of syndicated credit facilities consisting of a $3.9 billion unsecured non-revolving term loan facility which matures August 2027, a $250 million unsecured revolving credit facility, which includes a $300 million accordion feature and matures August 2025, a $50 million unsecured operating credit facility which matures August 2024, and a $550 million unsecured revolving credit facility which matures August 2024 to fund the construction of the KAPS project (collectively, the "PGI Credit Facilities"). There are no mandatory principal repayments due over the term of the PGI Credit Facilities, with the exception of the prepayment of the $550 million unsecured revolving credit facility in connection with certain specified dispositions. Proceeds of the credit facilities were primarily used to fund a portion of the PGI Transaction including the repayment of Veresen Midstream's and ETC's credit facilities.
Between August 30, 2022, and October 28, 2022, PGI entered into floating-to-fixed interest rate swaps with a notional value of $1.95 billion. The floating debt is priced at CAD-BA-CDOR. The interest rate swaps mature July 2027. The weighted average hedge rate for the total notional amount is 3.66 percent.
Alliance
On December 16, 2022, Alliance completed an extension on its unsecured credit agreement, for a weighted average tenor of 2.9 years, comprising of a $315 million non-revolving term loan facility, a $30 million revolving facility and operating facility, a U.S. $250 million non-revolving term loan facility, and a U.S. $30 million revolving facility and operating facility, which now matures on December 10, 2025.
Veresen Midstream
On August 15, 2022, Veresen Midstream repaid $2.6 billion of outstanding debt on its syndicated credit facilities. The credit facilities were cancelled upon repayment as part of the PGI Transaction.
CKPC
In the third quarter of 2022, Pembina, along with its joint venture partner, Petrochemical Industries Company K.S.C. collectively decided to cancel the proposed integrated propane dehydrogenation plant and polypropylene upgrading facility that was to be located in Sturgeon County, Alberta. The project has been in a state of indefinite suspension since late 2020.
Summarized Financial Information
Financial information for Pembina's equity accounted investees is presented (at 100 percent) in the following tables and is prepared under the financial reporting framework adopted by each equity accounted investee (IFRS except for Veresen Midstream and Alliance which are in accordance with U.S. GAAP). Differences between the equity accounted investee's earnings (loss) and earnings attributable to Pembina relate to the different accounting standards applied and amortization of the excess of the purchase price over the underlying net book value of the investee's assets and liabilities at the purchase date.

For the year ended December 31, 2022 ($ millions)	PGI(1)	Alliance	Aux Sable	Veresen Midstream(2)	Cedar LNG	Other(3)
Earnings and Comprehensive Income
Revenue	625	1,115	2,283	449	—	56
Expenses	(307)	(480)	(2,026)	(151)	(1)	(41)
Depreciation and amortization	(133)	(140)	(47)	(122)	—	(16)
Interest expense	(94)	(21)	(1)	(58)	—	(2)
Finance costs and other	5	7	4	(2)	—	2
Income tax expense	(24)	—	—	—	—	—
Earnings	72	481	213	116	(1)	(1)
Earnings attributable to Pembina	49	167	91	51	—	3
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Pembina owned a 45 percent interest in Veresen Midstream up to the closing of the PGI Transaction on August 15, 2022. As part of the transaction, Pembina contributed its 45 percent interest in Veresen Midstream to PGI.
(3)    Other includes Ruby, CKPC, Grand Valley, and Fort Corp.

As at December 31, 2022 ($ millions)	PGI(1)	Alliance	Aux Sable	Veresen Midstream(2)	Cedar LNG	Other(3)
Statements of Financial Position
Cash and cash equivalents	—	95	16	—	—	29
Other current assets	1,125	118	68	—	2	13
Non-current assets	12,578	1,612	725	—	67	90
Current trade, other payables and provisions	257	57	65	—	7	56
Other current liabilities	578	23	4	—	2	14
Non-current trade, other payables and provisions	106	7	6	—	—	—
Other non-current liabilities	5,799	832	184	—	—	28
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Pembina owned a 45 percent interest in Veresen Midstream up to the closing of the PGI Transaction on August 15, 2022. As part of the transaction, Pembina contributed its 45 percent interest in Veresen Midstream to PGI.
(3)    Other includes Ruby, CKPC, Grand Valley, and Fort Corp.

For the year ended December 31, 2021 ($ millions)	PGI(1)	Alliance	Aux Sable	Veresen Midstream	Cedar LNG	Other(2)(3)
Earnings and Comprehensive Income
Revenue	—	905	1,967	661	—	342
Expenses	—	(353)	(1,747)	(216)	—	(58)
Depreciation and amortization	—	(138)	(43)	(191)	—	(41)
Interest expense	—	(118)	—	(71)	—	(79)
Finance costs and other	—	3	—	4	—	(1)
Income tax expense	—	—	—	—	—	—
Earnings	—	299	177	187	—	163
Earnings attributable to Pembina	—	111	77	77	—	16
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Balances were adjusted per final issued joint venture financial statements.
(3)    Other includes Ruby, CKPC, Grand Valley, and Fort Corp.

As at December 31, 2021 ($ millions)	PGI(1)	Alliance	Aux Sable	Veresen Midstream	Cedar LNG(2)	Other(3)
Statements of Financial Position
Cash and cash equivalents	—	168	24	1	—	143
Other current assets	—	96	172	210	2	32
Non-current assets	—	1,690	707	4,605	18	766
Current trade, other payables and provisions	—	48	98	63	3	62
Other current liabilities	—	20	45	85	3	643
Non-current trade, other payables and provisions	—	9	5	61	—	307
Other non-current liabilities	—	804	159	2,613	2	47
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Balances were adjusted per final issued joint venture financial statements.
(3)    Other includes Ruby, CKPC, Grand Valley, and Fort Corp.